CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	9 Months Ended
	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares
Total revenues	¥ 20,120,303,973	$ 3,024,108,934	¥ 16,279,134,979
Cost of revenues	(17,864,049,361)	(2,684,990,811)	(13,139,781,000)
Gross profit	2,256,254,612	339,118,123	3,139,353,979
Selling and marketing	(1,454,402,283)	(218,598,633)	(1,083,376,509)
General and administrative	(357,100,408)	(53,672,675)	(557,757,175)
Research and development	(210,832,081)	(31,688,347)	(123,875,626)
Impairment of long-lived assets	0	0	(103,146,548)
Total operating expenses	(2,022,334,772)	(303,959,655)	(1,868,155,858)
Income from operations	233,919,840	35,158,468	1,271,198,121
Interest expenses, net	(189,978,971)	(28,554,096)	(284,758,206)
Subsidy income	118,383,627	17,793,219	87,424,168
Exchange gain/(loss)	(82,517,522)	(12,402,495)	191,137,840
Other (expense)/income, net	38,824,426	5,835,364	(668,371)
Investment gain/(loss)	(631,802)	(94,961)	90,806
Income before income taxes	92,363,733	13,882,394	1,151,249,876
Income tax (expense)/benefit	26,466,952	3,978,019	(306,687,327)
Income from continuing operations, net of tax	118,830,685	17,860,413	844,562,549
Discontinued operations
Income from discontinued operations before income taxes	0	0	145,541,750
Income tax expense, net	0	0	(1,445,713)
Income from discontinued operations, net of tax	0	0	144,096,037
Net income	118,830,685	17,860,413	988,658,586
Less: Net loss attributable to non-controlling interests from continuing operations	(402,841)	(60,547)	(309,481)
Less: Net income attributable to non-controlling interests from discontinued operations	0	0	5,283,635
Less: Allocation of net income to participating preferred shares issued by discontinued operations	0	0	13,894,948
Less: Accretion to redemption value of redeemable non-controlling interests of discontinued operations	0	0	142,701,878
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 119,233,526	$ 17,920,960	¥ 827,087,606
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from continuing operations -
Basic | (per share)	¥ 0.93	$ 0.14	¥ 6.72
Diluted | (per share)	0.91	0.14	6.09
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from continuing operations -
Basic | (per share)	3.72	0.56	26.88
Diluted | (per share)	3.64	0.56	24.36
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from discontinued operations -
Basic | (per share)	0	0	(0.14)
Diluted | (per share)	0	0	(0.14)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from discontinued operations -
Basic | (per share)	0	0	(0.56)
Diluted | (per share)	¥ 0	$ 0	¥ (0.56)
Weighted average ordinary shares outstanding
Basic	128,442,966	128,442,966	125,680,215
Diluted	130,720,283	130,720,283	134,070,821
Third Parties [Member]
Total revenues	¥ 19,619,733,166	$ 2,948,872,464	¥ 16,176,174,979
Related Parties [Member]
Total revenues	500,570,807	75,236,470	102,960,000
Forward contracts [Member]
Income before income taxes	(6,180,828)	(928,987)	(52,362,158)
Convertible senior notes and capped call options [Member]
Income before income taxes	0	0	(95,530,731)
Call spread options [Member]
Income before income taxes	0	0	(218,934)
Warrant liability [Member]
Income before income taxes	¥ (19,455,037)	$ (2,924,118)	¥ 34,937,341